Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	$ 110	$ 41
Acquisition of Alta Wind Portfolio		69
Gross amount at the end of the period	1,459	110		41
Less accumulated amortization	(36)	(7)
Net carrying amount	1,423	103	[1]
Amortization of Intangible Assets	29	4		1
Finite-Lived Intangible Asset, Useful Life	20 years
Finite-Lived Intangible Assets, Other Changes	5
Contra Revenue Intangibles Amortization	28	0		0
Accumulated Amortization of Out of Market Contracts	2
Out of Market Contracts Amortization Expense	0
Estimated amortization related to the Company's finite-lived intangible assets
Estimated intangible assets amortization, 2015	58
Estimated intangible assets amortization, 2016	71
Estimated intangible assets amortization, 2017	71
Estimated intangible assets amortization, 2018	71
Estimated intangible assets amortization, 2019	72
Customer Contracts
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	15	15
Acquisition of Alta Wind Portfolio		0
Gross amount at the end of the period	15	15
Less accumulated amortization	(5)	(4)
Net carrying amount	10	11
Finite-Lived Intangible Assets, Other Changes	0
Customer Relationships
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	66	7
Acquisition of Alta Wind Portfolio		59
Gross amount at the end of the period	66	66
Less accumulated amortization	(2)	(1)
Net carrying amount	64	65
Finite-Lived Intangible Assets, Other Changes	0
Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	14	4
Acquisition of Alta Wind Portfolio		10
Gross amount at the end of the period	1,269	14
Less accumulated amortization	(26)	(1)
Net carrying amount	1,243	13
Finite-Lived Intangible Assets, Other Changes	4
Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	3	3
Acquisition of Alta Wind Portfolio		0
Gross amount at the end of the period	3	3
Less accumulated amortization	0	0
Net carrying amount	3	3
Finite-Lived Intangible Assets, Other Changes	0
Emission Allowances [Member]
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	8	8
Acquisition of Alta Wind Portfolio		0
Gross amount at the end of the period	16	8
Less accumulated amortization	0	0
Net carrying amount	16	8
Finite-Lived Intangible Assets, Other Changes	1
Research and Development Expense [Member]
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	4	4
Acquisition of Alta Wind Portfolio		0
Gross amount at the end of the period	4	4
Less accumulated amortization	(1)	(1)
Net carrying amount	3	3
Finite-Lived Intangible Assets, Other Changes	0
Leasehold Rights [Member]
Finite-Lived Intangible Assets
Gross amount at the beginning of the period	0	0
Acquisition of Alta Wind Portfolio		0
Gross amount at the end of the period	86	0
Less accumulated amortization	(2)	0
Net carrying amount	84	0
Finite-Lived Intangible Assets, Other Changes	0
Out of Market Contracts [Member]
Finite-Lived Intangible Assets
Amortization	1
NRG Solar Blythe LLC [Member]
Finite-Lived Intangible Assets
Out of Market Contracts	5
Alta Wind XI [Member]
Finite-Lived Intangible Assets
Out of Market Contracts	5
EME-NYLD Assets [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	167
EME-NYLD Assets [Member] | Customer Contracts
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
EME-NYLD Assets [Member] | Customer Relationships
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
EME-NYLD Assets [Member] | Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	160
EME-NYLD Assets [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
EME-NYLD Assets [Member] | Emission Allowances [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	7
EME-NYLD Assets [Member] | Research and Development Expense [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
EME-NYLD Assets [Member] | Leasehold Rights [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
Alta Wind Portfolio [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	1,177
Alta Wind Portfolio [Member] | Customer Contracts
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
Alta Wind Portfolio [Member] | Customer Relationships
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
Alta Wind Portfolio [Member] | Supply Commitment Arrangement [Domain]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	1,091
Weighted average remaining amortization period (in years)	22 years
Alta Wind Portfolio [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
Alta Wind Portfolio [Member] | Emission Allowances [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
Alta Wind Portfolio [Member] | Research and Development Expense [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	0
Alta Wind Portfolio [Member] | Leasehold Rights [Member]
Finite-Lived Intangible Assets
Acquisition of Alta Wind Portfolio	$ 86
Weighted average remaining amortization period (in years)	21 years

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.